GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2018, 2017 and 2016 are shown below.

(Dollars in thousands)	2018	2017	2016
Balance at beginning of year	$204,084	$204,084	$204,084
Goodwill resulting from business combinations	676,167	0	0
Balance at end of year	$880,251	$204,084	$204,084

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)
2019	$8,800
2020	7,010
2021	5,602
2022	3,417
2023	3,155